UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 6629

Managed Municipals Portfolio Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: May 31

Date of reporting period: February 28, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

MANAGED MUNICIPALS PORTFOLIO INC.

FORM N-Q

FEBRUARY 28, 2006

MANAGED MUNICIPALS PORTFOLIO INC.

Schedule of Investments (unaudited)	February 28, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
MUNICIPAL BONDS - 95.7%
Alabama - 3.5%
$24,510,000	AAA	Jefferson County, AL, Sewer Revenue, Capital Improvement Warrants, Series A, FGIC-Insured, Call 2/1/09 @ 101, 5.375% due 2/1/36 (a)(b)	$26,034,277

Arizona - 1.5%
		Arizona State University, COP, Project 2002, MBIA-Insured:
1,500,000	AAA	5.100% due 7/1/24	1,585,350
1,000,000	AAA	5.125% due 7/1/26	1,058,850
4,000,000	AAA	Mesa, AZ, IDA Revenue, Discovery Health Systems, Series A, MBIA-Insured, Call 1/1/10 @ 101, 5.625% due 1/1/29 (a)	4,324,880
3,000,000	AAA	Phoenix, AZ, Civic Improvement Corp. Airport Revenue, Senior Lien, Series B, FGIC-Insured, 5.250% due 7/1/22 (c)	3,159,630
1,000,000	AA+	Phoenix, AZ, GO, Series B, 5.000% due 7/1/27	1,049,090

		Total Arizona	11,177,800

California - 11.0%
7,040,000	Ba1(d)	California EFA Revenue, Pooled College & University Project, Series A, Call 7/1/08 @ 101, 5.625% due 7/1/23 (a)	7,205,581
		California Health Facilities Finance Authority Revenue:
6,000,000	A3(d)	Cedars-Sinai Medical Center, Series A, Call 12/1/09 @ 101, 6.250% due 12/1/34 (a)	6,646,740
1,000,000	AA-	Sutter Health, Series A, 6.250% due 8/15/35	1,113,090
5,000,000	AAA	California Infrastructure & Economic Development Bank Revenue, Bay Area Toll Bridges, First Lien, Series A, FGIC-Insured, 5.000% due 7/1/25	5,301,550
5,000,000	AAA	California State Department of Veterans Affairs, Home Purchase Revenue, Series A, AMBAC-Insured, 5.350% due 12/1/27	5,278,900
7,375,000	AAA	Garden Grove, CA, Agency for Community Development, Tax Allocation, Refunding, AMBAC-Insured, 5.000% due 10/1/29	7,744,561
		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Revenue:
4,000,000	AAA	Enhanced Asset Backed, Series B, Call 6/1/07 @ 100, 5.625% due 6/1/20 (a)	4,108,800
6,000,000	BBB	Series 2003-A-1, 6.750% due 6/1/39	6,755,100
7,000,000	AAA	Los Angeles County, CA, COP, Antelope Valley Courthouse, Series A, AMBAC-Insured, 5.250% due 11/1/33	7,377,440
3,340,000	AAA	Rancho Cucamonga, CA, RDA, Tax Allocation, Rancho Redevelopment Projects, MBIA-Insured, 5.125% due 9/1/30	3,475,237
2,750,000	AAA	Sacramento County, CA, COP, Public Facilities Project, MBIA-Insured, 5.375% due 2/1/19	2,850,567
5,000,000	AAA	San Diego, CA, USD GO, Series E, FSA-Insured, 5.000% due 7/1/28	5,400,300
3,000,000	AAA	San Jose, CA, Airport Revenue, Series D, MBIA-Insured, 5.000% due 3/1/28	3,151,140
3,000,000	AAA	San Mateo County Community College District, COP, MBIA-Insured, 5.000% due 10/1/25	3,184,590
2,500,000	AAA	Santa Clara, CA, RDA, Tax Allocation, Bayshore North Project, MBIA-Insured, 5.000% due 6/1/23	2,631,625
9,000,000	AAA	University of California Revenues, Series F, FSA-Insured, 4.750% due 5/15/26	9,283,140

		Total California	81,508,361

Colorado - 6.9%
1,000,000	NR	Aspen, CO, Sales Tax Revenue, Call 11/1/09 @ 100, 5.400% due 11/1/19 (a)	1,062,590
4,000,000	AAA	Colorado Educational & Cultural Facilities Authority Revenue, University of Denver Project, AMBAC-Insured, Call 3/1/11@ 100, 5.375% due 3/1/23 (a)	4,323,800
4,000,000	AAA	Colorado Health Facilities Authority Revenue, Series B, Remarketed 7/8/98, 5.350% due 8/1/15 (e)	4,118,400
		Denver, CO, City & County Airport Revenue, Series C:
10,945,000	Aaa(d)	6.125% due 11/15/25 (b)(c)(e)	13,053,664
13,630,000	Aaa(d)	Unrefunded Balance, 6.125% due 11/15/25 (b)(c)	13,738,495

See Notes to Schedule of Investments.

MANAGED MUNICIPALS PORTFOLIO INC.

Schedule of Investments (unaudited) (continued)	February 28, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Colorado (continued)
$2,000,000	AAA	Denver, CO, City & County, COP, Series B, AMBAC-Insured, Call 12/1/10 @ 101, 5.500% due 12/1/25 (a)	$2,188,480
1,700,000	AAA	El Paso County, CO, COP, Detention Facility Project, Series B, AMBAC-Insured, 5.000% due 12/1/23	1,785,170
		Garfield County, CO, GO, School District Number 2, FSA-Insured, State Aid Withholding:
2,300,000	Aaa(d)	5.000% due 12/1/23	2,415,230
1,000,000	Aaa(d)	5.000% due 12/1/25	1,048,300
7,320,000	AAA	University of Colorado, COP, Master Lease Purchase Agreement, Series A, AMBAC-Insured, 5.000% due 6/1/28	7,663,454

		Total Colorado	51,397,583

Connecticut - 1.0%
1,000,000	AAA	Connecticut State HEFA Revenue, Child Care Facilities Project, Series C, AMBAC-Insured, 5.625% due 7/1/29	1,073,810
		Connecticut State, GO, Series B:
1,600,000	AA	5.000% due 6/15/22	1,683,488
4,490,000	AA	Call 6/15/12 @ 100, 5.500% due 6/15/21 (a)	4,949,731

		Total Connecticut	7,707,029

Delaware - 1.4%
10,000,000	AAA	Delaware State, EDA Revenue, PCR, Refunding, Delmarva Project, Series B, AMBAC-Insured, 5.200% due 2/1/19 (b)	10,696,400

Florida - 3.1%
		Florida State Board of Education, Capital Outlay, GO:
5,000,000	AAA	Public Education, Refunding, Series B, FSA-Insured, 5.000% due 6/1/24	5,262,300
3,000,000	AAA	Public Education, Series A, Call 6/1/10 @ 101, 5.125% due 6/1/21 (a)	3,214,020
1,465,000	AAA	Florida State Department of Transportation, GO, Right of Way Project, FGIC-Insured, 5.000% due 7/1/25	1,548,593
6,500,000	BB+	Martin County, FL, IDA Revenue, Indiantown Cogeneration Project, Series A, 7.875% due 12/15/25 (c)	6,713,655
1,290,000	AAA	Miami Beach, FL, Stormwater Revenue, FGIC-Insured, 5.375% due 9/1/30	1,372,005
2,000,000	Aaa(d)	Orange County, FL, School Board, COP, Series A, MBIA-Insured, Call 8/1/09 @ 101, 5.250% due 8/1/23 (a)	2,128,000
2,500,000	Aaa(d)	South Brevard, FL, Recreational Facilities Improvement, Special District, AMBAC-Insured, 5.000% due 7/1/20	2,613,275

		Total Florida	22,851,848

Georgia - 1.9%
6,000,000	AAA	Augusta, GA, Water & Sewer Revenue, FSA-Insured, 5.250% due 10/1/26	6,415,320
		Private Colleges & Universities Authority Revenue, Mercer University Project:
2,180,000	Baa2(d)	5.750% due 10/1/21	2,362,793
		Refunding, Series A:
2,000,000	Baa2(d)	5.250% due 10/1/25	2,054,700
1,000,000	Baa2(d)	5.375% due 10/1/29	1,032,760
2,000,000	BBB-	Savannah, GA, EDA Revenue, College of Arts & Design Inc. Project, Call 10/1/09 @ 102, 6.900% due 10/1/29 (a)	2,236,160

		Total Georgia	14,101,733

Hawaii - 0.6%
4,000,000	AAA	Hawaii State, Department of Budget & Finance, Special Purpose Revenue, Kaiser Permanente, Series A, 5.100% due 3/1/14 (e)	4,197,840

Illinois - 3.6%
4,095,000	AAA	Chicago, IL, Refunding GO, Series D, FGIC-Insured, 5.500% due 1/1/35	4,370,020
7,400,000	AAA	Chicago, IL, Skyway Toll Bridge Revenue, AMBAC-Insured, Call 1/1/11 @ 101, 5.500% due 1/1/31 (a)	8,100,558

See Notes to Schedule of Investments.

MANAGED MUNICIPALS PORTFOLIO INC.

Schedule of Investments (unaudited) (continued)	February 28, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Illinois (continued)
$8,000,000	A	Illinois Health Facilities Authority Revenue, Order of Saint Francis Healthcare System, Call 11/15/09 @ 101, 6.250% due 11/15/29 (a)	$8,809,600
5,000,000	AAA	Illinois State, GO, First Series, MBIA-Insured, Call 6/1/10 @ 100, 5.625% due 6/1/25 (a)	5,411,300

		Total Illinois	26,691,478

Indiana - 0.4%
3,000,000	BBB+	Indiana State DFA Environment Improvement Revenue, USX Corp. Project, 5.250% due 12/1/22	3,180,360

Kansas - 0.2%
1,250,000	AAA	Scott County, KS, GO, Refunding, USD Number 446, FGIC-Insured, Call 9/1/12 @ 100, 5.000% due 9/1/22 (a)	1,346,038

Maine - 0.2%
1,770,000	AA+	Maine State Housing Authority Mortgage Revenue, Series C, 5.300% due 11/15/23	1,807,347

Maryland - 1.3%
		Baltimore, MD, Project Revenue, Refunding, Wastewater Projects, Series A, FGIC-Insured:
2,500,000	AAA	5.125% due 7/1/32	2,642,825
3,385,000	AAA	5.200% due 7/1/32	3,611,862
3,075,000	AA-	Maryland State Health & Higher EFA Revenue, Johns Hopkins Hospital Issue, 5.000% due 11/15/26	3,208,486

		Total Maryland	9,463,173

Massachusetts - 4.4%
		Massachusetts Bay Transportation Authority, Sales Tax Revenue, Senior Series A, Call 7/1/10 @ 100:
2,430,000	AAA	5.500% due 7/1/30 (a)(f)	2,621,460
570,000	AAA	Refunded Balance, 5.500% due 7/1/30 (a)	614,910
1,125,000	Aaa(d)	Massachusetts DFA Revenue, Merrimack College Issue, MBIA-Insured, 5.200% due 7/1/32	1,201,691
1,850,000	AAA	Massachusetts HEFA Revenue, University of Massachusetts Issue, Series C, FGIC-Insured, 5.125% due 10/1/27	1,957,208
5,000,000	AAA	Massachusetts State Special Obligation Revenue, Consolidated Loan, Series A, FGIC-Insured, Call 6/1/12 @ 100, 5.000% due 6/1/21 (a)	5,327,600
		Massachusetts State, GO, Consolidated Loan, Series C, Call 11/1/12 @ 100:
10,950,000	AA	5.250% due 11/1/30 (a)(b)	11,902,978
6,050,000	AA	Refunded Balance, 5.250% due 11/1/30 (a)	6,576,532
2,000,000	AAA	University of Massachusetts Building Authority Project Revenue, Refunding, Senior Series 2004-1, AMBAC-Insured, 5.250% due 11/1/25	2,173,740

		Total Massachusetts	32,376,119

Michigan - 2.3%
5,000,000	AA	East Lansing, MI, Community School District, GO, School Building & Site, Q-SBLF-Insured, Call 5/1/10 @ 100, 5.625% due 5/1/30 (a)	5,411,900
		Michigan State, COP, AMBAC-Insured, Call 6/1/10 @ 100:
2,345,000	AAA	5.500% due 6/1/19 (a)(f)	2,521,649
6,000,000	AAA	5.500% due 6/1/27 (a)	6,451,980
2,500,000	AA-	Michigan State Hospital Finance Authority Revenue, Refunding, Trinity Health Credit, Series C, 5.375% due 12/1/23	2,682,950

		Total Michigan	17,068,479

Minnesota - 2.5%
1,500,000	AAA	Dakota County, MN, CDA, MFH Revenue, Southfork Apartments, FNMA-Collateralized, 5.625% due 2/1/26	1,565,490

See Notes to Schedule of Investments.

MANAGED MUNICIPALS PORTFOLIO INC.

Schedule of Investments (unaudited) (continued)	February 28, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Minnesota (continued)
		Minneapolis & St. Paul, MN, Metropolitan Airports Commission, Airport Revenue:
$2,650,000	AAA	Refunding, Sub-Series C, FGIC-Insured, 4.500% due 1/1/32	$2,659,434
2,000,000	AAA	Series A, FGIC-Insured, 5.125% due 1/1/25	2,085,000
4,000,000	AAA	Sub-Series C, FGIC-Insured, 5.250% due 1/1/26	4,238,920
7,000,000	A-	Minneapolis, MN, Healthcare System Revenue, Allina Health System, Series A, 6.000% due 11/15/23	7,728,700
440,000	AA+	Minnesota State HFA, Single-Family Mortgage, Series I, 5.500% due 1/1/17	451,744

		Total Minnesota	18,729,288

Missouri - 3.5%
1,500,000	AAA	Greene County, MO, Reorganized School District Number 8, GO, Missouri State Aid Direct Deposit Program, FSA-Insured, 5.100% due 3/1/22	1,618,665
21,000,000	Aaa(d)	Missouri State Environmental Improvement & Energy Resource Authority, Water Pollution Revolving Funds Program, Series B, 5.000% due 1/1/24 (b)	22,336,020
2,000,000	AAA	St. Louis, MO, Airport Revenue, Airport Development Program, Series A, MBIA-Insured, 5.125% due 7/1/22	2,103,960

		Total Missouri	26,058,645

Montana - 1.4%
10,040,000	NR	Montana State Board of Investment, Resource Recovery Revenue, Yellowstone Energy LP Project, 7.000% due 12/31/19 (c)	10,038,193

New Jersey - 4.2%
1,000,000	BBB-	Middlesex County, NJ, PCA, Revenue, Refunding, Pollution Control Financing, Amerada Hess Corp. Project, 5.750% due 9/15/32	1,066,570
1,000,000	AA-	New Jersey EDA Revenue, School Facilities Construction, Series F, Call 6/15/13 @ 100, 5.000% due 6/15/28 (a)	1,078,970
		New Jersey Health Care Facilities Financing Authority Revenue:
3,875,000	AAA	Englewood Hospital, FHA/MBIA-Insured, 5.000% due 8/1/23	4,094,325
8,000,000	A-	Robert Wood Johnson University Hospital, 5.700% due 7/1/20	8,587,680
3,125,000	BBB	New Jersey State EDA, PCR, Refunding, PSEG Power LLC Project, 5.000% due 3/1/12	3,237,844
2,000,000	AAA	New Jersey State EFA Revenue, Montclair State University, Series E, FGIC-Insured, 4.500% due 7/1/33	2,004,420
2,395,000	AAA	New Jersey State Highway Authority, Garden State Parkway General Revenue, Series Parkway, Call 1/1/10 @ 101, 5.625% due 1/1/30 (a)	2,598,479
3,465,000	AAA	New Jersey State Housing & Mortgage Finance Agency, Multi-Family Revenue, Series D, FGIC-Insured, 4.700% due 5/1/30	3,481,112
1,350,000	A	South Jersey Port Corp., New Jersey Revenue, Refunding, 5.000% due 1/1/26	1,395,630
3,785,000	BBB	Tobacco Settlement Financing Corp., NJ, Asset-Backed Bonds, 5.750% due 6/1/32	3,951,805

		Total New Jersey	31,496,835

New Mexico - 0.1%
760,000	AAA	New Mexico Mortgage Financing Authority, Single-Family Mortgage Revenue, Series D-3, 5.625% due 9/1/28 (f)	772,365

New York - 9.3%
15,000,000	A+	Liberty, NY, Development Corporation Revenue, Goldman Sachs Headquarters, 5.250% due 10/1/35 (b)	17,043,150
		Nassau Health Care Corp., New York Health Systems Revenue, FSA-Insured, Call 8/1/09 @ 102:
2,000,000	AAA	5.500% due 8/1/19 (a)	2,165,740
3,000,000	AAA	5.750% due 8/1/29 (a)	3,272,520

See Notes to Schedule of Investments.

MANAGED MUNICIPALS PORTFOLIO INC.

Schedule of Investments (unaudited) (continued)	February 28, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
New York (continued)
$5,100,000	AAA	New York City, NY, Housing Development Corp. Revenue, Capital Fund Package, New York City Housing Authority, Series A, FGIC-Insured, 5.000% due 7/1/25	$5,391,720
		New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Series D:
6,000,000	AA+	5.250% due 6/15/25	6,443,820
24,320,000	AA+	5.000% due 6/15/38 (b)	25,477,389
		New York State Dormitory Authority Revenue:
5,000,000	AAA	State University Educational Facility, Series B, FSA-Insured, Call 5/15/10 @ 101, 5.500% due 5/15/30 (a)	5,444,700
1,000,000	AAA	Willow Towers Inc. Project, GNMA-Collateralized, 5.250% due 2/1/22	1,071,350
3,000,000	AAA	New York State Thruway Authority, Highway & Bridge, Transportation Fund, Series B-1, FGIC-Insured, Call 4/1/10 @ 101, 5.400% due 4/1/17 (a)	3,249,150

		Total New York	69,559,539

North Carolina - 0.8%
1,750,000	AA+	Charlotte, NC, COP, Governmental Facilities Projects, Series G, 5.000% due 6/1/28	1,830,990
1,615,000	AAA	Harnett County, NC, GO, Refunded Custody Receipts, AMBAC-Insured, 5.250% due 6/1/24	1,742,537
		North Carolina Capital Facilities Finance Agency, Educational Facilities Revenue, Elizabeth City State University Housing Foundation LLC Project, Series A, AMBAC-Insured:
1,000,000	AAA	5.000% due 6/1/23	1,060,360
1,250,000	AAA	5.000% due 6/1/33	1,310,237

		Total North Carolina	5,944,124

Ohio - 11.1%
		Bexley, OH, City School District, GO, Construction and Improvement, Call 12/1/10 @ 100:
3,850,000	Aa2(d)	5.125% due 12/1/27 (a)	4,117,613
650,000	Aa2(d)	Unrefunded Balance, 5.125% due 12/1/27 (a)	680,134
2,000,000	AAA	Canton, OH, City School District, GO, Variable Purpose, Series A, MBIA-Insured, Call 12/1/10 @ 100, 5.500% due 12/1/20 (a)	2,171,520
1,300,000	AA+	Cincinnati, OH, Water Systems Revenue, 5.125% due 12/1/21	1,379,222
3,000,000	AAA	Cuyahoga County, OH, Hospital Revenue, University Hospitals Health System Inc., AMBAC-Insured, 5.500% due 1/15/30	3,159,750
2,000,000	AAA	Hamilton County, OH, Hospital Facilities Revenue, Cincinnati Childrens Hospital, Series J, FGIC-Insured, 5.250% due 5/15/23	2,155,780
25,000,000	Aaa(d)	Hamilton County, OH, Sales Tax Revenue, Sub-Series B, AMBAC-Insured, 5.250% due 12/1/32 (b)	26,325,750
7,500,000	AA-	Lorain County, OH, Hospital Revenue, Catholic Healthcare Partners, 5.375% due 10/1/30	7,843,725
5,990,000	AAA	Lucas County, OH, Hospital Revenue, Promedica Healthcare Obligation Group, AMBAC-Insured, 5.375% due 11/15/29	6,307,230
3,025,000	Aaa(d)	Muskingum County, OH, GO, Refunding & County Facilities Improvement, MBIA-Insured, 5.125% due 12/1/19	3,209,465
1,375,000	AAA	Ohio State Higher Educational Facility Commission Revenue, University of Dayton Project, AMBAC-Insured, 5.500% due 12/1/25	1,485,784
12,000,000	AAA	Ohio State Water Development Authority, PCR, Refunding, Dayton Power & Light Co., Series A, FGIC-Insured, 4.800% due 1/1/34 (b)	12,179,640
2,500,000	AAA	Portage County, OH, GO, MBIA-Insured, 5.250% due 12/1/17	2,621,650
1,500,000	A3(d)	Steubenville, OH, Hospital Revenue, 6.375% due 10/1/20	1,655,535
		Summit County, OH, GO, FGIC-Insured:
1,000,000	AAA	5.000% due 12/1/21	1,065,290
500,000	AAA	5.000% due 12/1/22	531,275

See Notes to Schedule of Investments.

MANAGED MUNICIPALS PORTFOLIO INC.

Schedule of Investments (unaudited) (continued)	February 28, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Ohio (continued)
$1,500,000	Aaa(d)	Trumbull County, OH, GO, MBIA-Insured, 5.200% due 12/1/20	$1,622,625
2,000,000	AAA	University of Cincinnati, OH, General Receipts, Series A, FGIC-Insured, 5.250% due 6/1/24	2,133,340
1,500,000	AAA	Warrensville Heights, OH, GO, City School District, School Improvements, FGIC-Insured, 5.625% due 12/1/20 (f)	1,635,045

		Total Ohio	82,280,373

Oregon - 1.8%
3,210,000	AA	Clackamas County, OR, Hospital Facilities Authority Revenue, Legacy Health System, 5.750% due 5/1/16	3,498,740
4,895,000	AA+	Oregon State Department of Transportation, Highway User Tax Revenue, Series A, 5.125% due 11/15/23	5,236,328
4,880,000	AA-	Oregon State Veterans Welfare, GO, Series 82, 5.500% due 12/1/42	4,961,154

		Total Oregon	13,696,222

Pennsylvania - 3.9%
3,000,000	BBB+	Pennsylvania State Higher EFA Revenue, Widener University, 5.000% due 7/15/20	3,112,050
		State Public School Building Authorities, School Revenue, Philadelphia School District Project, FSA-Insured, State Aid Withholding:
18,745,000	AAA	5.250% due 6/1/26 (b)	20,131,755
5,540,000	AAA	5.250% due 6/1/27	5,939,046

		Total Pennsylvania	29,182,851

South Carolina - 4.5%
10,000,000	BBB+	Berkeley County, SC, PCR, Refunding, SC Generating Co. Project, 4.875% due 10/1/14 (b)	10,496,400
1,000,000	A	Dorchester County, SC, School District Number 2, Installment Purchase Revenue, Growth Remedy Opportunity Tax Hike, 5.250% due 12/1/29	1,050,700
15,000,000	AA-	Greenville County, SC, School District Installment Purchase, Refunding, Building Equity Sooner For Tomorrow, 5.500% due 12/1/28 (b)	16,219,800
		South Carolina Transportation Infrastructure Bank Revenue, Series A:
2,505,000	Aaa(d)	AMBAC-Insured, Call 10/1/11 @ 100, 5.125% due 10/1/31 (a)	2,692,499
3,000,000	AAA	MBIA-Insured, Call 10/1/09 @ 101, 5.500% due 10/1/30 (a)	3,225,480

		Total South Carolina	33,684,879

Tennessee - 1.5%
1,150,000	NR	Hardeman County, TN, Correctional Facilities Corp., Correctional Facilities Revenue, 7.750% due 8/1/17	1,192,205
6,420,000	AAA	Memphis-Shelby County, TN, Sports Authority Income Revenue, Memphis Arena Project, Series A, AMBAC-Insured, 5.125% due 11/1/21	6,877,104
3,000,000	AA	Tennessee State, GO, Series A, Call 3/1/10 @ 100, 5.250% due 3/1/17 (a)	3,196,440

		Total Tennessee	11,265,749

Texas - 1.7%
1,595,000	AAA	Burleson, TX, ISD, GO, Unrefunded Balance, PSF-Guaranteed, 6.750% due 8/1/24	1,615,942
12,000,000	CCC	Dallas-Fort Worth, TX, International Airport Facilities Improvement Corp. Revenue, American Airlines Inc., Guarantee Agreement, 6.375% due 5/1/35 (c)	9,751,440
1,000,000	AAA	Harris County, TX, Health Facilities Development Corp., School Health Care System, Revenue, Series B, 5.750% due 7/1/27 (e)	1,190,860

		Total Texas	12,558,242

Virginia - 3.4%
3,000,000	BBB	Chesapeake, VA, IDA, PCR, Remarketed 11/8/02, 5.250% due 2/1/08	3,037,110
3,000,000	BBB	Chesterfield County, VA, IDA, PCR, Virginia Electric & Power Co., Series A, Remarketed 11/8/02, 5.875% due 6/1/17	3,279,510
1,500,000	AAA	Fairfax County, VA, Water Authority Water Revenue, 5.000% due 4/1/26	1,590,930

See Notes to Schedule of Investments.

MANAGED MUNICIPALS PORTFOLIO INC.

Schedule of Investments (unaudited) (continued)	February 28, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Virginia (continued)
$10,000,000	AAA	Virginia State HDA Commonwealth Mortgage Revenue, Series H, Sub-Series H-1, MBIA-Insured, 5.350% due 7/1/31 (b)	$10,321,500
7,000,000	BBB	York County, VA, IDA, PCR, Virginia Electrical & Power Co., Remarketed 11/8/02, 5.500% due 7/1/09	7,169,960

		Total Virginia	25,399,010

Washington - 1.5%
22,685,000	AAA	Chelan County, WA, Public Utilities, District Number 1, Columbia River Rock, Capital Appreciation Refunding, Series A, MBIA-Insured, zero coupon bond to yield 5.999% due 6/1/22 (b)	10,922,828

West Virginia - 0.9%
		West Virginia State Housing Development Fund, Housing Finance Revenue:
3,845,000	AAA	Series B, 5.300% due 5/1/24	3,967,156
2,705,000	AAA	Series C, 5.350% due 11/1/27	2,797,078

		Total West Virginia	6,764,234

Wisconsin - 0.3%
		Wisconsin State HEFA Revenue:
1,100,000	A	Kenosha Hospital & Medical Center Project, 5.700% due 5/15/20	1,150,061
1,250,000	AAA	Medical College of Wisconsin Inc. Project, MBIA-Insured, 5.400% due 12/1/16	1,290,563

		Total Wisconsin	2,440,624

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $665,677,033)	712,399,866

SHORT-TERM INVESTMENTS(g) - 3.3%
California - 0.7%
5,000,000	A-1+	California State Department of Water Resources and Power Supply Revenue, Sub-Series G-8, MBIA-Insured, SPA-JPMorgan Chase, 3.180%, 3/2/06	5,000,000
100,000	A-1+	California State Department of Water Resources, Power Supply Revenue, Series B-4, LOC-Bayerische Landesbank, 2.870%, 3/1/06	100,000

		Total California	5,100,000

Connecticut - 0.3%
2,100,000	A-1+	Connecticut State Health & EFA, Yale University Series T-1, 2.950%, 3/1/06	2,100,000

Georgia - 0.1%
760,000	A-1+	Burke County, GA, PCR, Oglethorpe Power Corp., Series A, FGIC-Insured, SPA-Dexia Credit Local, 3.210%, 3/1/06	760,000

Illinois - 0.1%
400,000	A-1+	Illinois Finance Authority Revenue, Northwestern Memorial Hospital, Series B-2, SPA-UBS AG, 2.950%, 3/1/06	400,000
500,000	A-1+	Illinois Health Facilities Authority, University of Chicago Hospital Project, Series C, MBIA-Insured, LIQ-JPMorgan Chase, 2.950%, 3/1/06	500,000

		Total Illinois	900,000

Massachusetts - 0.0%
70,000	A-1+	Massachusetts HEFA, Capital Asset Program, Series C, MBIA-Insured, SPA-State Street Bank & Trust Co., 2.980%, 3/1/06	70,000

Nebraska - 0.0%
100,000	VMIG1(d)	Lancaster County, NE, Hospital Authority Number 1, Hospital Revenue, Bryan LGH Medical Center Project, AMBAC-Insured, SPA-U.S. Bank N.A., 3.000%, 3/1/06	100,000

See Notes to Schedule of Investments.

MANAGED MUNICIPALS PORTFOLIO INC.

Schedule of Investments (unaudited) (continued)	February 28, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
New Hampshire - 0.7%
$4,915,000	A-1+	New Hampshire HEFA Revenue, Dartmouth Hitchcock Clinic, Series A, FSA-Insured, SPA-Dexia Credit Local & JPMorgan Chase, 3.160%, 3/2/06	$4,915,000

New York - 0.4%
3,150,000	A-1+	Long Island, NY, Power Authority, General Series H, FSA-Insured, LOC-Dexia Credit Local, 3.160%, 3/1/06	3,150,000
100,000	A-1+	New York City, NY, TFA Revenue, Future Tax Secured, Series B, SPA-Landesbank Baden Wuerttemburg, 2.980%, 3/1/06	100,000

		Total New York	3,250,000

Pennsylvania - 0.1%
300,000	A-1+	Philadelphia, PA, Hospitals & Higher EFA Revenue, Children’s Hospital Project D, MBIA-Insured, SPA-Westdeutsche Landesbank, 2.990%, 3/1/06	300,000
100,000	A-1+	Philadelphia, PA, IDR, Fox Chase Cancer Center Project, LOC-Morgan Guaranty Trust, 2.990%, 3/1/06	100,000

		Total Pennsylvania	400,000

Texas - 0.9%
2,100,000	A-1+	Bell County, TX, Health Facilities Development Corp., Revenue, Scott & White Memorial Hospital, HFA, Series 2001-2, MBIA-Insured, SPA-Westdeutsche Landesbank, 3.010%, 3/1/06	2,100,000
		Harris County, TX, Health Facilities Development Corp. Revenue:
2,600,000	A-1+	St. Luke’s Episcopal Hospital, Series B, SPA-Northern Trust Co., Bayerische Landesbank, Bank of America, 3.010%, 3/1/06	2,600,000
2,300,000	A-1+	The Methodist Systems, Series B, 3.010%, 3/1/06	2,300,000

		Total Texas	7,000,000

Washington - 0.0%
100,000	VMIG1(d)	Washington State Housing Finance Commission Nonprofit Housing Revenue, Rockwood Retirement Program, Series A, LOC-Wells Fargo Bank NA, 3.090%, 3/1/06	100,000

		TOTAL SHORT-TERM INVESTMENTS (Cost - $24,695,000)	24,695,000

		TOTAL INVESTMENTS - 99.0% (Cost - $690,372,033#)	737,094,866
		Other Assets in Excess of Liabilities - 1.0%	7,327,984

		TOTAL NET ASSETS - 100.0%	$744,422,850

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

(a)	Pre-Refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

(b)	All or a portion of this security is segregated for open futures contracts.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)	Rating by Moody’s Investors Service.

(e)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

(f)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(g)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

#	Aggregate cost for federal income tax purposes is substantially the same.

See pages 10 and 11 for definitions of ratings.

See Notes to Schedule of Investments.

MANAGED MUNICIPALS PORTFOLIO INC.

Schedule of Investments (unaudited) (continued)	February 28, 2006

Abbreviations used in this schedule:
AMBAC	— Ambac Assurance Corporation
CDA	— Community Development Authority
COP	— Certificate of Participation
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company
FHA	— Federal Housing Administration
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance
GNMA	— Government National Mortgage Association
GO	— General Obligation
HDA	— Housing Development Authority
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
ISD	— Independent School District
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MBIA	— Municipal Bond Investors Assurance Corporation
MFH	— Multi-Family Housing
PCA	— Pollution Control Authority
PCR	— Pollution Control Revenue
PSF	— Permanent School Fund
Q-SBLF	— Qualified School Board Loan Fund
RDA	— Redevelopment Agency
SPA	— Standby Bond Purchase Agreement
TFA	— Transitional Finance Authority
USD	— Unified School District

Summary of Investments by Industry * (unaudited)

2/28/2006
Pre-Refunded	22.7%
Education	12.5%
Water and Sewer	10.3%
Hospitals	9.2%
Transportation	7.4%
General Obligation	6.0%
Pollution Control	5.1%
Utilities	4.3%
Housing: Single-Family	4.2%
Escrowed to Maturity	3.1%
Industrial Development	2.3%
Cogeneration Facilities	2.3%
Tax Allocation	1.9%
Tobacco	1.5%
Housing: Multi-Family	0.7%
Government Facilities	0.2%
Other	6.3%

100.0%

*	As a percentage of total investments.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bond Ratings (unaudited) (continued)

B — Bonds rated “B” are generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch Ratings Service.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG1	— Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Managed Municipals Portfolio Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, (the “1940 Act”).

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities. Securities for which market quotations are not readily available or are determined not to reflect fair value, will be valued in good faith by or under the direction of the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At February 28, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$48,680,546
Gross unrealized depreciation	(1,957,713)

Net unrealized appreciation	$46,722,833

At February 28, 2006, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Sell:
U.S. Treasury Bonds	2,145	3/06	$241,714,688	$242,586,094	($871,406)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed Municipals Portfolio Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 1, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 1, 2006

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: May 1, 2006